Apr-16-03 03:33pm From-

Paras Madho
*Manager*
*Securities Operations*

T-537 P.004/004 F-649
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

1-6468

**NYSE**

03000603

April 16, 2003

RECD S.E.C.
APR 16 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
APR 21 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GEORGIA POWER COMPANY, Series O 5.90% Senior Notes due April 15, 2033 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 16, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho